Debt and Derivative Instruments	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Debt and Derivative Instruments
(8)	Debt and Derivative Instruments

Debt

The following represents the Company’s debt obligations as of March 31, 2022 and December 31, 2021:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	March 31, 2022		December 31, 2021
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,403,368	1.93%	$1,059,950	1.60%	September 2023
TL 2019 Term Loan	134,794	3.50%	137,513	3.50%	December 2026
TL 2021-1 Term loan	63,809	2.65%	65,131	2.65%	February 2028
TL 2021-2 Term Loan	201,234	2.90%	204,712	2.90%	October 2028
TMCL II Secured Debt Facility (1)	1,134,395	1.97%	1,067,886	1.75%	November 2028
TMCL VII 2020-1 Bonds	373,366	3.07%	384,611	3.07%	August 2045
TMCL VII 2020-2 Bonds	516,525	2.26%	530,565	2.26%	September 2045
TMCL VII 2020-3 Bonds	189,469	2.15%	194,414	2.15%	September 2045
TMCL VII 2021-1 Bonds	495,738	1.72%	508,024	1.72%	February 2046
TMCL VII 2021-2 Bonds	597,400	2.27%	610,111	2.27%	April 2046
TMCL VII 2021-3 Bonds	565,875	1.98%	577,603	1.98%	August 2046
Total debt obligations	$5,675,973		$5,340,520
Amount due within one year	$389,303		$380,207
(1)	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

The Company’s debt facilities are secured by specific pools of containers and related assets owned by the Company. The Company’s debt agreements contain various restrictive financial and other covenants, and the Company was in full compliance with these restrictive covenants at March 31, 2022.

The following is a schedule of the Company’s outstanding borrowings and borrowing capacities, as of March 31, 2022:

	Total Borrowing	Available Borrowing, as limited by the Borrowing Base	Current and Available Borrowing, as limited by the Borrowing Base	Total Commitment
TL Revolving Credit Facility	$1,405,858	$94,142	$1,500,000	$1,500,000
TL 2019 Term Loan	135,794	—	135,794	135,794
TL 2021-1 Term loan	64,446	—	64,446	64,446
TL 2021-2 Term Loan	203,065	—	203,065	203,065
TMCL II Secured Debt Facility (1)	1,139,741	12,946	1,152,687	1,500,000
TMCL VII 2020-1 Bonds	376,697	—	376,697	376,697
TMCL VII 2020-2 Bonds	521,344	—	521,344	521,344
TMCL VII 2020-3 Bonds	190,833	—	190,833	190,833
TMCL VII 2021-1 Bonds	500,778	—	500,778	500,778
TMCL VII 2021-2 Bonds	603,445	—	603,445	603,445
TMCL VII 2021-3 Bonds	572,000	—	572,000	572,000
Total (2)	$5,714,001	$107,088	$5,821,089	$6,168,402

(1)	Amounts on the bonds payable exclude unamortized discounts in an aggregate amount of $580.
(2)	Total borrowing for all debts excludes unamortized debt issuance costs in an aggregate amount of $37,448.

For further discussion on the Company’s debt instruments, please refer to Item 18, “Financial Statements – Note 8” in our 2021 Form 20-F.

Derivative Instruments and Hedging Activities

The Company has entered into several derivative agreements with several banks to reduce the impact of changes in interest rates associated with its variable rate debt. Interest rate swap agreements involve payments by the Company to counterparties at fixed rate interest payments in return for receipts based on floating-rate amounts. The Company has also utilized forward starting interest rate swap agreements to reduce the impact of interest rate changes on anticipated future debt issuances. The Company has also utilized interest rate cap agreements, which place a ceiling on the Company’s exposure to rising interest rates, to manage interest rate risk exposure.

The Company has utilized the income approach to measure at each balance sheet date the fair value of its derivative instruments on a recurring basis using observable (Level 2) market inputs. The Company presents the fair value of derivative instruments, which are inclusive of counterparty risk, on a gross basis as separate line items on the condensed consolidated balance sheets. As of March 31, 2022 and December 31, 2021, all of the Company’s interest rate swap agreements were designated for hedge accounting purposes. The change in fair value of derivative instruments that are designated as cash flow hedge for accounting purposes are initially reported in the condensed consolidated balance sheets as a component of “accumulated other comprehensive income” and reclassified to earnings in “interest expense, net” when realized.

The following table summarizes the Company’s interest rate swap contracts, which were all designated as cash flow hedges as of March 31, 2022:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks that were indexed to one-month LIBOR, with fixed rates between 0.17% and 1.28% per annum, amortizing notional amounts, with termination dates through May 30, 2031	$845,125
Interest rate swap contracts with several banks that were indexed to daily SOFR, with fixed rates between 0.36% and 1.51% per annum, amortizing notional amounts, with termination dates through March 17, 2031 (1)	934,000
Total notional amount as of March 31, 2022	$1,779,125

(1)

In 2021, the Company amended certain interest rate swap contracts which were related to the replacement of London InterBank Offered Rate (“LIBOR”) to Secured Overnight Financing Rate (“SOFR”) due to the reference rate reform.

In addition to the outstanding interest rate swap contracts with an aggregate notional amount of $1,779,125 as of March 31, 2022, the Company also has a forward starting interest rate swap contract and an interest rate cap contract. In February 2022, the Company entered into a forward starting interest rate swap contract with a bank that was indexed to one-month LIBOR and with an initial notional amount of $100,000. The Company pays a fixed rate at 2.06% and with an effective date of February 28, 2024 and termination date of February 28, 2034.

In March 2022, the Company entered into an interest rate cap contract with a bank for a notional amount of $100,000, with a fixed cap rate at 2.5% and with a termination date of September 30, 2022.

Over the next twelve months, the Company expects to reclassify an estimated net loss of $9,082 related to the designated interest rate swap agreements from “accumulated other comprehensive (loss) income” in the condensed consolidated statements of shareholders’ equity to “interest expense” in the condensed consolidated statements of operations.

The following table summarizes the pre-tax impact of derivative instruments on the condensed consolidated statements of operations during the three months ended March 31, 2022 and 2021:

		Three Months Ended March 31,
Derivative instruments	Financial Statement Line Item	2022	2021
Non-designated	Realized loss on financial instruments, net	$—	$2,956
Non-designated	Unrealized gain on financial instruments, net	$—	$3,192
Designated	Other comprehensive income	$59,380	$4,442
Designated	Interest expense	$3,291	$1,194

For further discussion on the Company’s derivative instruments, please refer to Item 18, “Financial Statements – Note 9” in our 2021 Form 20-F.